Share-based payments - Share listing expense (Details)		4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 27, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 26, 2021 EquityInstruments
Share-based payments
Effect of accounting for fair value of warrants		$ (10,080,000)	$ (10,605,000)	$ (4,764,000)	$ (8,994,000)
Difference - being IFRS 2 charge for listing services						$ 125,438,000
Kismet
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders	19,938,758
Market value per share | $ / shares	$ 10.6684
Fair value of shares issued	$ 212,715,000
Net assets of Kismet at August 27, 2021	111,286,000				$ 87,277,000
Effect of accounting for fair value of warrants	(24,009,000)
Net assets of Kismet at August 27, 2021 including effect of fair value of warrants1	87,277,000
Difference - being IFRS 2 charge for listing services	$ 125,438,000
Kismet | Kismet's existing public shareholders
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders	3,188,758
Kismet | Sponsor
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders	11,750,000
Kismet | PIPE investors
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders	5,000,000
Nexters Global
Share-based payments
Total GDEV Inc. Shares issued to Kismet shareholders | EquityInstruments							176,584,343